EQUITY METHOD INVESTMENTS	6 Months Ended
Jun. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

In January 2013, the Company sold its 50% shareholding in Orion Tankers Ltd for book value of $241,000.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company's ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain on the dilution of its ownership of $5.2 million in the first quarter in “share of results from associated companies”.

In September 2013, Frontline 2012 completed a private placement of 34.1 million new ordinary shares of $2.00 par value at a subscription price of $6.60. The Company did not participate in this private placement and its ownership decreased from 6.3% to 5.4%.

Frontline 2012 declared a dividend of $0.05 per share in February 2014 in respect of the fourth quarter of 2013 and this dividend was paid in March 2014 at which time the Company received $0.7 million.

In March 2014, Frontline 2012 purchased 1,130,662 of its own shares and recorded these shares as treasury shares. This increased the Company's ownership in Frontline 2012 from 5.4% to 5.43%.

Frontline 2012 declared a dividend of $0.05 per share in May 2014 in respect of the first quarter of 2014 and this dividend was paid in June 2014 at which time the Company received $0.7 million.

In May and June 2014, Frontline 2012 purchased 2,523,867 of its own shares and recorded these shares as treasury shares. This increased the Company's ownership in Frontline 2012 from 5.43% to 5.48%.